Supplemental Disclosures to Combined Statements of Cash Flows - Reconciliation Of cash and cash equivalents and restricted cash (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Disclosures to Combined Statements of Cash Flows
Cash and cash equivalents	$ 124	$ 74	$ 79
Restricted cash included in other current assets			$ 16
Restricted Cash, Current, Statement of Financial Position [Extensible Enumeration]			Prepaid Expense and Other Assets, Current
Restricted cash included in other long-term assets		$ 1	$ 2
Restricted Cash, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Other Assets, Noncurrent	Other Assets, Noncurrent
Total cash and cash equivalents and restricted cash at end of period		$ 75	$ 97